Subsequent Events (Details Narrative) (10-K) - USD ($)																								2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 13, 2020	Mar. 26, 2020	Mar. 24, 2020	Mar. 22, 2020	Mar. 21, 2020	Mar. 20, 2020	Mar. 20, 2020	Mar. 19, 2020	Mar. 16, 2020	Mar. 10, 2020	Mar. 04, 2020	Feb. 24, 2020	Feb. 21, 2020	Feb. 18, 2020	Jan. 06, 2020	Dec. 16, 2019	Nov. 12, 2019	Oct. 28, 2019	Aug. 19, 2019	Apr. 24, 2019	Nov. 21, 2018	Jan. 18, 2017	Jun. 25, 2012	Aug. 19, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 05, 2018
Payment of past due invoice													$ 103,890
Late fee													3,631
Value of seeking amount													$ 100,259									$ 146,082
Percentage of outstanding unpaid invoices													1.50%
Accounts payable																													$ 198,550	$ 198,550	$ 124,025
Debt maturity date																							Jun. 25, 2013
Interest expense																									$ 190,606	$ 70,533	$ 331,316	$ 151,645	$ 404,661	$ 136,243
Number of common stock shares issued, shares																					283,643
Common stock, shares authorized																									1,000,000,000		1,000,000,000		1,000,000,000	65,000,000
Proceeds from related party																											$ 1,250	$ 25,000	$ 22,751	$ 100,000
August 2019 Convertible Note [Member]
Debt face amount																			$ 55,000
Debt maturity date																			May 19, 2020
Shares issued price per share																			$ 0.65
April 2019 Convertible Note [Member]
Debt face amount																				$ 58,500
Debt maturity date																				Apr. 24, 2020
Converted into common stock, value																	$ 10,000	$ 10,000
Converted into common stock, shares																	81,967	73,529		147,541
Vendor [Member]
Payment of past due invoice																$ 103,890
Late fee																$ 3,631
Accounts payable																									$ 99,959		$ 99,959		$ 99,959
Subsequent Event [Member]
Served complaint and summons date										February 21, 2020
Payment of past due invoice										$ 103,890
Late fee										3,631
Value of seeking amount										$ 100,259
Percentage of outstanding unpaid invoices										1.50%
Converted into common stock, shares																								71,572,511
Common stock, shares authorized				1,000,000,000
Subsequent Event [Member] | August 2019 Convertible Note [Member]
Converted into common stock, value						$ 10,000			$ 1,000			$ 6,150
Reimbursable costs						$ 866			$ 866			$ 1,200
Converted into common stock, shares						200,000			200,000			175,000
Debt periodic payments						$ 46,850
Subsequent Event [Member] | May 2019 Convertible Note [Member]
Converted into common stock, value						493
Reimbursable costs						$ 750
Converted into common stock, shares						259,000
Debt periodic payments						$ 44,953
Subsequent Event [Member] | April 2019 Convertible Note [Member]
Converted into common stock, value		$ 5,600	$ 1,800				$ 1,800	$ 1,800			$ 8,300			$ 9,400	$ 9,800
Converted into common stock, shares		1,247,945	246,575				246,575	246,575			226,776			217,090	200,820
Debt periodic payments
Interest expense		$ 3,510
Subsequent Event [Member] | 2014 License Agreement [Member]
Debt face amount										$ 100,000
Debt maturity date										Dec. 31, 2019
Debt periodic payments																								$ 100,000
Subsequent Event [Member] | 2014 License Agreement [Member] | Extended Maturity [Member]
Debt maturity date										Jun. 30, 2020
Subsequent Event [Member] | Exchange Agreements [Member]
Debt periodic payments				$ 255,786
Number of common stock shares exchanged and cancelled				$ 17,052,424
Subsequent Event [Member] | Employment Agreements [Member] | Two Directors [Member]
Accrued but unpaid compensation expenses					$ 153,000
Number of common stock shares issued, shares				4,500,000
Shares issued price per share				$ 0.034
Subsequent Event [Member] | Employment Agreements [Member] | Officers [Member]
Accrued but unpaid compensation expenses					$ 153,000
Number of common stock shares issued, shares				4,500,000
Shares issued price per share				$ 0.034
Subsequent Event [Member] | Dr. Lippa and Mr. Margolis [Member]
Proceeds from related party	$ 18,500
Repayment of related party	$ 18,000